FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of consolidated derivatives financial instruments that are registered with B3 and classified as swaps and that do not require margin deposits

	Consolidated
			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Assets position	820,298	1,701,304	85,288	158,023
Foreign Currency	609,794	1,526,619	256	105,663
US$(1)(2)	369,544	1,428,565	27	105,472
EUR(1)	125,848	95,231	229	167
NDF US$(3)	114,402	2,823	—	24

Floating rate	172,471	143,813	1,952	1,357
CDI(1)	172,471	143,813	1,952	1,357

Inflation rates	38,033	30,872	83,080	51,003
IPCA(2)	38,033	30,872	83,080	51,003

Liabilities position	(820,298)	(1,701,304)	(94,703)	(164,141)
Floating rate	(533,425)	(1,579,506)	(93,805)	(163,730)
CDI(1)(2)	(533,425)	(1,579,506)	(93,805)	(163,730)

Fixed rate	(114,402)	(2,823)	(898)	—
NDF US$(3)	(114,402)	(2,823)	(898)	—

Foreign Currency	(172,471)	(118,975)	—	(411)
US$(1)	(169,247)	(143,813)	—	(411)
EUR(1)	(3,224)	24,838	—	—

	Long position		85,288	158,023
	Current		8,336	113,501
	Non-current		76,952	44,522

	Short position		(94,703)	(164,141)
	Current		(6,948)	(86,548)
	Non-current		(87,755)	(77,593)
	Amounts payable, net		(9,415)	(6,118)

(1)Foreign currency swap (euro and CDI x euro) (R$122,241) and (US dollar and CDI x US dollar) (R$198,014) – swap operations contracted with maturities until March 11, 2024, with the objective of protecting against exchange variation risks of net amounts payable (book value of R$122,243 payable and R$198,011 payable, respectively).
(2)Swap IPCA x CDI (R$46,878) – swap operations contracted with maturities in 2033 with the objective of protecting against the risk of variation of the IPCA (book value of R$46,878 payable).
(3)NDF dollar x (R$898) – forward operations contracted with maturities up to June 11, 2024, with the objective of protecting against exchange variation risks of service contracts (book value of R$898 payable).

Schedule of breakdown of swaps maturing after December 31, 2021

	Maturing in
Swap contract	2024	2025	2026	2027	2028	2029 onwards	Amount receivable (payable) on 12.31.2023
IPCA x CDI	6,128	6,845	5,583	5,579	4,935	(33,745)	(4,675)
NDF US$ x Fixed rate	(898)	—	—	—	—	—	(898)
Foreign currency x CDI	(5,794)	—	—	—	—	—	(5,794)
CDI x Foreign Currency	1,952	—	—	—	—	—	1,952
Total	1,388	6,845	5,583	5,579	4,935	(33,745)	(9,415)

Schedule of sensitivity analysis net exposure

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (assets position)	Derivatives (depreciation risk EUR)	122,241	152,801	183,361
Payables in EUR	Debt (appreciation risk EUR)	(148,501)	(185,626)	(222,751)
Receivables in EUR	Debt (depreciation risk EUR)	26,258	32,822	39,387
	Net Exposure	(2)	(3)	(3)

Hedge (assets position)	Derivatives (depreciation risk US$)	198,014	247,517	297,021
Payables in US$	Debt (appreciation risk US$)	(314,175)	(392,719)	(471,263)
Receivables in US$	Debt (depreciation risk US$)	116,164	145,205	174,246
	Net Exposure	3	3	4

Hedge (assets position)	Derivatives (risk of decrease in IPCA)	46,878	32,017	18,530
Debt in IPCA	Debt (risk of increase in IPCA)	(46,878)	(32,017)	(18,530)
	Net Exposure	—	—	—

Hedge (assets position)	Derivatives (depreciation risk US$)	(898)	(1,123)	(1,404)
OPex em US$	OPex (appreciation risk US$)	898	1,123	1,404
	Net Exposure	—	—	—

Hedge (CDI position)
Hedge US$ and EUR (liabilities position)	Derivatives (risk of decrease in CDI)	6,948	6,875	6,824
Hedge IPCA (liabilities position)	Derivatives (risk of increase in CDI)	(85,803)	(85,793)	(88,245)
	Net Exposure	(78,855)	(78,918)	(81,421)

Total net exposure in each scenario		(78,854)	(78,918)	(81,420)

Net effect on changes in current fair value		—	(64)	(2,566)

Schedule of sensitivity analysis assumptions

Risk Variable	Probable	25% depreciation	50% depreciation
US$	4.8400	6.0500	7.2600
EUR	5.3500	6.6900	8.0300
IPCA	4.68%	5.89%	7.11%
IGPM	(3.18)%	(3.96)%	(4.73)%
CDI	11.65%	14.77%	17.97%

Schedule of composition of financial assets and liabilities	Classification by category (1)Amortized cost (2)Measured at fair value through profit or loss (3)Measured at fair value through OCI